PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.0%
Australia : 3.0%
61,044
Ampol Ltd.
$ 1,317,950
0.3
103,134  ANZ Group Holdings
Ltd.
1,691,570
0.4
607,667
Aurizon Holdings Ltd.
1,358,695
0.3
217,714
Brambles Ltd.
2,000,039
0.4
358,660
Medibank Pvt Ltd.
791,611
0.2
164,403  QBE Insurance Group
Ltd.
1,646,866
0.3
302,962
Scentre Group
476,064
0.1
1,081,504
Telstra Group Ltd.
2,672,012
0.6
245,429
Transurban Group
1,994,273
0.4
Canada : 3.3%
19,394
iA Financial Corp., Inc.
1,216,542
0.3
34,463
Parkland Corp.
1,008,073
0.2
17,461  Rogers
Communications, Inc. -
Class B
670,415
0.2
36,468
Royal Bank of Canada
3,187,006
0.7
59,855
Suncor Energy, Inc.
2,058,404
0.4
52,172
TELUS Corp.
851,960
0.2
20,428
Thomson Reuters Corp.
2,499,037
0.5
48,871
Toronto-Dominion Bank
2,944,314
0.6
11,703  West Fraser Timber
Co. Ltd.
849,647
0.2
China : 0.5%
626,000  BOC Hong Kong
Holdings Ltd.
1,708,899
0.3
491,000  SITC International
Holdings Co. Ltd.
823,804
0.2
Denmark : 0.4%
74,457
Danske Bank A/S
1,727,849
0.4
Finland : 0.1%
13,069
Elisa Oyj
606,051
0.1
France : 2.9%
90,051
AXA SA
2,671,711
0.6
16,287
BNP Paribas SA
1,035,630
0.2
2,789
Dassault Aviation SA
525,308
0.1
20,259
Edenred
1,267,323
0.3
66,156
Getlink SE
1,054,653
0.2
18,143
(1)
La Francaise des Jeux
SAEM
589,279
0.1
254,136
Orange SA
2,915,008
0.6
16,626
Sanofi
1,785,221
0.4
9,062
Thales SA
1,273,602
0.3
62,144
Vivendi SE
544,264
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany : 0.4%
30,106
BASF SE
$ 1,362,746
0.3
8,902
(1)
Scout24 SE
617,252
0.1
Hong Kong : 1.1%
346,500  CK Hutchison Holdings
Ltd.
1,839,600
0.4
546,000  Hang Lung Properties
Ltd.
747,014
0.1
16,800  Jardine Matheson
Holdings Ltd.
783,720
0.2
159,700
Link REIT
780,859
0.2
218,000  Power Assets Holdings
Ltd.
1,052,832
0.2
Israel : 0.7%
248,405  Bank Leumi Le-Israel
BM
2,058,247
0.4
245,122  Israel Discount Bank
Ltd. - Class A
1,328,598
0.3
Italy : 1.1%
785,752
Intesa Sanpaolo SpA
2,012,483
0.4
108,644
(1)
Poste Italiane SpA
1,140,905
0.2
168,857
Snam SpA
792,323
0.2
54,637
UniCredit SpA
1,301,803
0.3
Japan : 7.9%
85,300
Asahi Kasei Corp.
536,918
0.1
114,500  Central Japan Railway
Co.
2,784,411
0.6
75,200  Chubu Electric Power
Co., Inc.
957,288
0.2
34,500  Daiwa House Industry
Co. Ltd.
925,959
0.2
578,700
ENEOS Holdings, Inc.
2,277,843
0.5
4,900
Hirose Electric Co. Ltd.
566,797
0.1
31,700
Inpex Corp.
475,447
0.1
146,300  Japan Post Bank Co.
Ltd.
1,273,080
0.3
398,000  Japan Post Holdings
Co. Ltd.
3,184,057
0.7
140,800
Japan Tobacco, Inc.
3,239,532
0.7
13,700
(2)
McDonald's Holdings
Co. Japan Ltd.
523,468
0.1
20,800
NEC Corp.
1,148,631
0.2
1,429,100  Nippon Telegraph &
Telephone Corp.
1,691,533
0.4
16,100
Nitto Denko Corp.
1,055,764
0.2
34,300
ORIX Corp.
640,463
0.1
65,400
Osaka Gas Co. Ltd.
1,076,150
0.2
36,700
Secom Co. Ltd.
2,489,758
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
53,200  Sekisui Chemical Co.
Ltd.
$ 765,386
0.2
125,000
Sekisui House Ltd.
2,487,680
0.5
29,200
(2)
Sompo Holdings, Inc.
1,251,418
0.3
52,900  Sumitomo Mitsui
Financial Group, Inc.
2,598,768
0.6
106,900  Takeda Pharmaceutical
Co. Ltd.
3,313,528
0.7
61,500
(2)
Tokio Marine Holdings,
Inc.
1,423,953
0.3
40,000
USS Co. Ltd.
661,254
0.1
Jordan : 0.2%
43,561  Hikma Pharmaceuticals
PLC
1,106,159
0.2
Netherlands : 1.3%
286,836
Koninklijke KPN NV
945,029
0.2
67,411
NN Group NV
2,161,075
0.5
17,869
OCI NV
496,885
0.1
21,181
Wolters Kluwer NV
2,564,501
0.5
New Zealand : 0.1%
180,148
Spark New Zealand Ltd.
518,619
0.1
Norway : 0.4%
62,595
Aker BP ASA
1,728,377
0.4
Singapore : 0.4%
936,600
Genting Singapore Ltd.
578,200
0.1
256,700
Keppel Corp. Ltd.
1,274,728
0.3
Spain : 2.4%
31,735  ACS Actividades
de Construccion y
Servicios SA
1,140,863
0.2
8,592
(1)
Aena SME SA
1,292,903
0.3
27,630
Enagas SA
457,539
0.1
60,194  Industria de Diseno
Textil SA
2,239,943
0.5
74,686
Red Electrica Corp. SA
1,174,911
0.3
205,625
Repsol SA
3,382,329
0.7
383,593
Telefonica SA
1,567,109
0.3
Switzerland : 1.4%
31,858
Holcim AG
2,039,196
0.4
10,553
Julius Baer Group Ltd.
675,475
0.2
26,156
Novartis AG, Reg
2,671,277
0.6
3,782
Roche Holding AG
1,032,490
0.2
United Kingdom : 4.2%
255,502
BAE Systems PLC
3,104,839
0.7
504,478
BP PLC
3,251,852
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom: (continued)
88,222  British American
Tobacco PLC
$ 2,770,073
0.6
436,677
Centrica PLC
821,356
0.2
12,626
DCC PLC
706,929
0.1
77,313
GSK PLC
1,398,894
0.3
122,322
Imperial Brands PLC
2,481,491
0.5
287,978
NatWest Group PLC
823,782
0.2
237,493
Sage Group PLC
2,857,986
0.6
50,457
Smiths Group PLC
993,402
0.2
542,838
Vodafone Group PLC
508,860
0.1
United States : 67.2%
49,839
AbbVie, Inc.
7,429,001
1.6
3,192
Acuity Brands, Inc.
543,630
0.1
27,324
AECOM
2,268,985
0.5
269,203
AGNC Investment Corp.
2,541,276
0.5
43,755
Agree Realty Corp.
2,417,026
0.5
23,744
ALLETE, Inc.
1,253,683
0.3
11,442  Allison Transmission
Holdings, Inc.
675,765
0.1
90,625
Altria Group, Inc.
3,810,781
0.8
283,268
Amcor PLC
2,594,735
0.6
27,960
Amdocs Ltd.
2,362,340
0.5
42,914  American Electric
Power Co., Inc.
3,227,991
0.7
26,490  American International
Group, Inc.
1,605,294
0.3
1,566  Ameriprise Financial,
Inc.
516,279
0.1
16,238
AMETEK, Inc.
2,399,327
0.5
21,102
Amgen, Inc.
5,671,374
1.2
8,223
Aon PLC - Class A
2,666,061
0.6
20,289
AptarGroup, Inc.
2,536,937
0.5
15,256
Assurant, Inc.
2,190,457
0.5
11,640  Automatic Data
Processing, Inc.
2,800,351
0.6
54,817
Avnet, Inc.
2,641,631
0.6
37,093  Axis Capital Holdings
Ltd.
2,090,932
0.4
71,533
Baker Hughes Co.
2,526,546
0.5
80,866  Bristol-Myers Squibb
Co.
4,693,463
1.0
17,600
Brown & Brown, Inc.
1,229,184
0.3
38,834
Cardinal Health, Inc.
3,371,568
0.7
16,230
Cheniere Energy, Inc.
2,693,531
0.6
27,652  Church & Dwight Co.,
Inc.
2,533,753
0.5
9,889
Cigna Group
2,828,946
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
3,071
Cintas Corp.
$ 1,477,182
0.3
118,809
Cisco Systems, Inc.
6,387,172
1.4
51,011
Citigroup, Inc.
2,098,082
0.4
17,113
CME Group, Inc.
3,426,365
0.7
26,215  CNO Financial Group,
Inc.
622,082
0.1
27,769
Coca-Cola Co.
1,554,509
0.3
43,246
Colgate-Palmolive Co.
3,075,223
0.7
44,400  Commerce Bancshares,
Inc.
2,130,312
0.5
78,909
Coterra Energy, Inc.
2,134,488
0.5
65,128
CSX Corp.
2,002,686
0.4
41,826
CVS Health Corp.
2,920,291
0.6
65,881
Dow, Inc.
3,396,824
0.7
43,079
DT Midstream, Inc.
2,279,741
0.5
23,961
DTE Energy Co.
2,378,848
0.5
36,972
Edison International
2,339,958
0.5
26,303
Electronic Arts, Inc.
3,166,881
0.7
5,142
Elevance Health, Inc.
2,238,930
0.5
40,573
Emerson Electric Co.
3,918,135
0.8
13,643
EOG Resources, Inc.
1,729,387
0.4
183,617  Equitrans Midstream
Corp.
1,720,491
0.4
8,562  Erie Indemnity Co. -
Class A
2,515,430
0.5
9,618
Essent Group Ltd.
454,835
0.1
7,825
Everest Re Group Ltd.
2,908,318
0.6
43,637
Evergy, Inc.
2,212,396
0.5
35,373
First Hawaiian, Inc.
638,483
0.1
23,961
Fortive Corp.
1,776,948
0.4
56,451  Gaming and Leisure
Properties, Inc.
2,571,343
0.5
50,524
General Mills, Inc.
3,233,031
0.7
17,014
General Motors Co.
560,952
0.1
71,783
Genpact Ltd.
2,598,545
0.6
73,384
Gentex Corp.
2,387,915
0.5
18,811
Genuine Parts Co.
2,715,932
0.6
55,210
Gilead Sciences, Inc.
4,137,437
0.9
49,266
H&R Block, Inc.
2,121,394
0.5
13,498  Hanover Insurance
Group, Inc.
1,498,008
0.3
42,697  Hartford Financial
Services Group, Inc.
3,027,644
0.6
4,997
Humana, Inc.
2,431,140
0.5
18,886  International
Bancshares Corp.
818,519
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
22,707  Iridium
Communications, Inc.
$ 1,032,941
0.2
58,719
Johnson & Johnson
9,145,484
1.9
13,514
JPMorgan Chase & Co.
1,959,800
0.4
96,853
Juniper Networks, Inc.
2,691,545
0.6
26,945
Kimberly-Clark Corp.
3,256,303
0.7
29,880
Leidos Holdings, Inc.
2,753,741
0.6
24,665
LKQ Corp.
1,221,164
0.3
1,588
Lockheed Martin Corp.
649,428
0.1
42,950
Loews Corp.
2,719,165
0.6
18,766  Marsh & McLennan
Cos., Inc.
3,571,170
0.8
15,513
McDonald's Corp.
4,086,745
0.9
7,110
McKesson Corp.
3,091,784
0.7
71,673
Merck & Co., Inc.
7,378,735
1.6
23,348
MetLife, Inc.
1,468,823
0.3
150,522
MGIC Investment Corp.
2,512,212
0.5
33,093  Mondelez International,
Inc. - Class A
2,296,654
0.5
27,674  MSC Industrial Direct
Co., Inc. - Class A
2,716,203
0.6
68,905  National Retail
Properties, Inc.
2,435,103
0.5
27,105
NetApp, Inc.
2,056,727
0.4
78,701
NiSource, Inc.
1,942,341
0.4
33,348
NorthWestern Corp.
1,602,705
0.3
3,540
NVIDIA Corp.
1,539,865
0.3
28,024
OneMain Holdings, Inc.
1,123,482
0.2
31,599
ONEOK, Inc.
2,004,325
0.4
50,124
Patterson Cos., Inc.
1,485,675
0.3
38,614
PepsiCo, Inc.
6,542,756
1.4
72,051
Pfizer, Inc.
2,389,932
0.5
54,400  Philip Morris
International, Inc.
5,036,352
1.1
29,289
Phillips 66
3,519,073
0.7
31,728  Pinnacle West Capital
Corp.
2,337,719
0.5
10,318
PPG Industries, Inc.
1,339,276
0.3
41,808
Procter & Gamble Co.
6,098,115
1.3
11,712
Qualcomm, Inc.
1,300,735
0.3
11,292  Reinsurance Group of
America, Inc.
1,639,486
0.3
9,297  Reliance Steel &
Aluminum Co.
2,437,952
0.5
226,267
Rithm Capital Corp.
2,102,020
0.4
62,063
Rollins, Inc.
2,316,812
0.5
32,756
Sempra Energy
2,228,391
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
8,801
Sherwin-Williams Co.
$ 2,244,695
0.5
10,952
Snap-on, Inc.
2,793,417
0.6
35,614
Sonoco Products Co.
1,935,621
0.4
31,336  Spirit Realty Capital,
Inc.
1,050,696
0.2
46,565  SS&C Technologies
Holdings, Inc.
2,446,525
0.5
24,839
Synchrony Financial
759,328
0.2
30,648
Texas Instruments, Inc.
4,873,338
1.0
12,346
TJX Cos., Inc.
1,097,312
0.2
19,828
Travelers Cos., Inc.
3,238,111
0.7
2,789  UnitedHealth Group,
Inc.
1,406,186
0.3
54,218
Unum Group
2,666,983
0.6
10,827
Valero Energy Corp.
1,534,294
0.3
148,725  Verizon
Communications, Inc.
4,820,177
1.0
80,933
VICI Properties, Inc.
2,355,150
0.5
41,491  Virtu Financial, Inc. -
Class A
716,550
0.2
45,117
Wells Fargo & Co.
1,843,481
0.4
132,100
Wendy's Co.
2,696,161
0.6
13,347  Willis Towers Watson
PLC
2,788,989
0.6
40,434
WP Carey, Inc.
2,186,671
0.5
55,720
Xcel Energy, Inc.
3,188,298
0.7
Total Common Stock
(Cost $456,755,901)
466,097,046
99.0
EXCHANGE-TRADED FUNDS : 0.4%
12,788  iShares MSCI EAFE
Value ETF
625,717
0.1
8,266  iShares Russell 1000
Value ETF
1,254,944
0.3
Total Exchange-Traded
Funds
(Cost $1,912,012)
1,880,661
0.4
Total Long-Term
Investments
(Cost $458,667,913)
467,977,707
99.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Repurchase Agreements : 0.7%
1,000,000
(3)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,000,443,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $1,020,000, due
08/01/28-07/01/53)
$ 1,000,000
0.2
1,000,000
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,000,436,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,020,000, due
08/05/25-05/20/72)
1,000,000
0.2
365,999
(3)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase Amount
$366,159, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $373,342, due
01/31/24-10/01/53)
365,999
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,000,438,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
10/31/23-02/15/53)
$ 1,000,000
0.2
Total Repurchase
Agreements
(Cost $3,365,999)
3,365,999
0.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
412,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $412,000) $ 412,000 0.1
Total Short-Term
Investments
(Cost $3,777,999)
3,777,999
0.8
Total Investments in
Securities
(Cost $462,445,912) $ 471,755,706 100.2
Liabilities in Excess of
Other Assets (1,160,649) (0.2)
Net Assets $ 470,595,057 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.1%
Health Care 15.3
Industrials 13.7
Consumer Staples 9.8
Energy 7.6
Utilities 6.2
Information Technology 6.0
Consumer Discretionary 5.2
Sector Diversiﬁcation
Percentage
of Net Assets
Communication Services 4.9%
Materials 4.8
Real Estate 3.4
Exchange-Traded Funds 0.4
Short-Term Investments 0.8
Liabilities in Excess of Other Assets (0.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 13,949,080 $ — $ 13,949,080
Canada 15,285,398 — — 15,285,398
China — 2,532,703 — 2,532,703
Denmark — 1,727,849 — 1,727,849
Finland — 606,051 — 606,051
France — 13,661,999 — 13,661,999
Germany — 1,979,998 — 1,979,998
Hong Kong 783,720 4,420,305 — 5,204,025
Israel — 3,386,845 — 3,386,845
Italy — 5,247,514 — 5,247,514
Japan 523,468 36,825,618 — 37,349,086
Jordan — 1,106,159 — 1,106,159
Netherlands — 6,167,490 — 6,167,490
New Zealand — 518,619 — 518,619
Norway — 1,728,377 — 1,728,377
Singapore — 1,852,928 — 1,852,928
Spain — 11,255,597 — 11,255,597
Switzerland — 6,418,438 — 6,418,438
United Kingdom — 19,719,464 — 19,719,464
United States 316,399,426 — — 316,399,426
Total Common Stock 332,992,012 133,105,034 — 466,097,046
Exchange-Traded Funds 1,880,661 — — 1,880,661
Short-Term Investments 412,000 3,365,999 — 3,777,999
Total Investments, at fair value $ 335,284,673 $ 136,471,033 $ — $ 471,755,706
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The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 35,093,253
Gross Unrealized Depreciation (25,783,459)
Net Unrealized Appreciation $ 9,309,794